Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Expenses, Net [Abstract]
Schedule of Other Expense, Net
	Years ended December 31,
(In thousands)	2021	2022	2023
Foreign exchange losses, net	(1,106)	(2,519)	(514)
Government grants (note)	1,012	935	1,120
Gains on disposal of property and equipment, net	94	215	203
Fair value losses on other investments	(12,363)	(12,958)	(2,748)
Others	487	62	439
Total	(11,876)	(14,265)	(1,500)